Related Party Transactions - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Expenses
Remuneration paid as consultancy fees	$ 562	$ 256
Share-based payments	501	648
Salaries and wages	412	89
Other expenses	4	4
Expenses	$ 1,479	$ 997